Note 22 - Interest-Bearing Loans and Borrowings - Liabilities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, noncurrent	R$ 1,231.9	R$ 1,765.7
Interest-bearing loans and borrowings, current	1,321.1	3,630.6
Secured bank loans [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, noncurrent	589.3	665.8
Interest-bearing loans and borrowings, current	879.6	1,381.4
Unsecured bank loans [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, noncurrent	413.7	609.9
Interest-bearing loans and borrowings, current	394.3	1,910.1
Debentures and unsecured bond issues [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, noncurrent	102.7	100.8
Interest-bearing loans and borrowings, current		296.4
Other unsecured loans [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, noncurrent	101.5	356.2
Interest-bearing loans and borrowings, current	38.4	33.5
Financial leasing [member]
Statement Line Items [Line Items]
Interest-bearing loans and borrowings, noncurrent	24.7	33.0
Interest-bearing loans and borrowings, current	R$ 8.8	R$ 9.2